SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost:
Cash and cash equivalents		$ 168	$ 3,020	$ 1,398	$ 4,171	$ 4,341
Other current receivables	373	634		3,673
Total current assets	$ 373	802		5,071
Credit risk [member]
Financial assets at amortized cost:
Cash and cash equivalents		168		1,398
Other current receivables		424		3,673
Total current assets		$ 592		$ 5,071